Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 14,988	$ 15,796
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	392	706
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	4,954	5,211
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 9,642	$ 9,879